Note 7 - Accounting Policies and New Standards Adopted (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Deferred tax liability (asset) at end of period		$ (3,047)	$ 2,532	$ 21,268
Transaction price allocated to remaining performance obligations		75,636
Increase (decrease) through conversion of convertible instruments, equity			22,407
Total tax expense (income)		11,229	$ 20,671
Effect of overlay approach reclassification [member]
Statement Line Items [Line Items]
Total tax expense (income)	$ 5,616
Provision for trade receivables and unbilled revenues affetced by IFRS 9 [member]
Statement Line Items [Line Items]
Reclassification adjustments on financial assets that have been de-designated from overlay approach, before tax	23,636
IFRS 15 [member]
Statement Line Items [Line Items]
Deferred tax liability (asset) at end of period	7,493
Total tax expense (income)		$ 11,229
IFRS 9 [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity	$ (17,863)